Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flows
Net loss for the year	SFr (15,351,914)	SFr (12,858,599)	SFr (14,780,604)
Adjustments for:
Depreciation	347,613	378,754	333,844
Disposal of right-of-use assets	(127)	(4,992)
Value of share-based services	1,178,344	1,176,413	1,685,965
Post-employment (benefits)/costs	(150,464)	(22,730)	96,532
Finance cost/(income) net	(132,050)	686,886	234,663
Decrease/(increase) in other financial assets	47,785	(50,962)	(5,985)
Decrease/(increase) in trade and other receivables	(96,412)	49,655	154,988
Increase in contract asset	(159,636)
Decrease/(increase) in prepayments	(616,992)	221,680	(520,653)
(Decrease)/increase in payables and accruals	883,837	(1,585,550)	1,966,160
(Decrease)/increase in contract liability	(733,668)	(212,069)	732,993
(Decrease)/increase in deferred income	(86,481)	(244,298)	330,779
Services paid in shares	164,980	285,745	289,214
Net cash used in operating activities	(14,705,185)	(12,180,067)	(9,482,104)
Cash flows from investing activities
Purchase of property, plant and equipment	(31,549)	(59,414)	(28,459)
Proceeds from decrease/(increase) in non-current financial assets	1,236		(14,795)
Net cash used in investing activities	(30,313)	(59,414)	(43,254)
Cash flows from financing activities
Proceeds from capital increase	10,161,746
Costs / deferred costs paid on issue of shares	(1,698,782)	(272,005)	(61,244)
Proceeds from Sale of treasury shares	3,796,443	720,013	5,986
Costs paid on sales of treasury shares	(390,189)
Proceeds from sale of pre-funded warrants	5,470,141
Costs paid on sale of pre-funded warrants	(569,228)
Principal element of lease payment	(309,617)	(367,412)	(316,793)
Interests received	5,322	35,305	36,874
Interests paid	(63,012)	(69,502)	(128,518)
Net cash from/(used in) financing activities	16,402,824	46,399	(463,695)
Increase/(decrease) in cash and cash equivalents	1,667,326	(12,193,082)	(9,989,053)
Cash and cash equivalents at beginning of the year	18,695,040	31,536,803	41,670,158
Exchange difference on cash and cash equivalents	122,470	(648,681)	(144,302)
Cash and cash equivalents at end of the year	SFr 20,484,836	SFr 18,695,040	SFr 31,536,803